IDX FUNDS

IDX Risk-Managed Bitcoin Strategy Fund

INSTITUTIONAL CLASS (BTIDX)

IDX Commodity Opportunities Fund

INSTITUTIONAL CLASS (COIDX)

MARCH 31, 2023

IDX Risk-Managed Bitcoin Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES - 33.5%
	NATIONAL GOVERNMENT - 33.5%
8,000,000	United States Treasury Bills (a) (b) (d)	0.000	3/21/2024	$7,655,825

	TOTAL U.S. GOVERNMENT & AGENCIES - (Cost $7,655,978)			7,655,825

	SHORT TERM INVESTMENTS - 56.9%
	MONEY MARKET FUNDS - 56.9%
13,002,587	First American Government Obligations Fund, Class X (a) (c)	4.653		13,002,587

	TOTAL SHORT TERM INVESTMENTS - (Cost $13,002,587)			13,002,587

	TOTAL INVESTMENTS - 90.4% - (Cost $20,658,565)			20,658,412
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.6% (e)			2,198,070
	NET ASSETS - 100.0%			$22,856,482

(a)	Security exceeds 25% of the Fund’s total investments. For further information on this security, available upon request at no charge, please contact the Fund’s shareholder servicing agent at (800) 711-9164.

(b)	Non-income producing security.

(c)	Variable rate security; the rate shown represents the seven day effective yield at March 31, 2023.

(d)	Treasury Bill has a zero coupon rate. The rate presented is the annualized effective yield at March 31, 2023.

(e)	Deposits with broker pledged as collateral for derivative contracts.

IDX Funds

IDX Commodity Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 7.9%
	CORPORATE - 2.0%
4,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	$438,420

	GOVERNMENT - 6.0%
14,500	SPDR Bloomberg 1-3 Month T-Bill ETF	1,331,390

	TOTAL EXCHANGE TRADED FUNDS - (Cost $1,760,909)	1,769,810

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT TERM INVESTMENTS - 51.0%
	MONEY MARKET FUNDS - 51.0%
11,402,271	First American Government Obligations Fund, Class X (a) (b)	4.6531		11,402,271

	TOTAL SHORT TERM INVESTMENTS - (Cost $11,402,271)			11,402,271

	TOTAL INVESTMENTS - 58.9% - (Cost $13,163,180)			13,172,081
	OTHER ASSETS IN EXCESS OF LIABILITIES - 41.1% (c)			9,198,673
	NET ASSETS - 100.0%			$22,370,754

(a)	Security exceeds 25% of the Fund’s total investments. For further information on this security, available upon request at no charge, please contact the Fund’s shareholder servicing agent at (800) 711-9164.

(b)	Variable rate security; the rate shown represents the seven day effective yield at March 31, 2023.

(c)	Deposits with broker pledged as collateral for derivative contracts.

IDX Funds

IDX Commodity Opportunities Fund

 CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

March 31, 2023

	Number of Contracts	Expiration Date	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
2-Yr T-Note Futures (a)	5.00	6/16/2023	$516,133	$5,893	$—
10-Yr T-Note Futures (a)	52.00	6/30/2023	5,975,938	34,869	—
10-Yr T-Note Futures (a) (e)	7.00	6/30/2023	804,453	6,116	—
US Treasury Bond Futures (a) (e)	18.00	6/16/2023	2,360,813	6,162	—
E-mini Nasdaq 100 Futures (b)	3.00	6/16/2023	798,105	26,269	—
Coffee Futures (c) (e)	16.00	5/26/2023	1,023,000	—	(52,917)
Gold Futures (b) (e)	16.00	4/28/2023	3,150,400	63,755	—
No. 11 Sugar Futures (c) (e)	51.00	5/26/2023	1,270,920	101,129	—
Silver Futures (b) (e)	5.00	5/26/2023	5,072,760	55,264	—
TOTAL PURCHASE CONTRACTS				299,456	(52,917)

SALE CONTRACTS
Brent Crude Last Day Futures (c) (e)	(2.00)	6/16/2023	(159,780)	—	(2,963)
Chicago SRW Wheat Futures (a) (e)	(19.00)	5/26/2023	(657,638)	16,174	—
Copper Futures (b) (e)	(4.00)	5/26/2023	(409,450)	—	(14,575)
Corn Futures (a) (e)	(25.00)	5/26/2023	(825,625)	—	(20,766)
Crude Oil Futures (d) (e)	(2.00)	5/19/2023	(151,340)	—	(17,384)
Henry Hub Natural Gas Futures (d) (e)	(12.00)	5/26/2023	(265,920)	52,876	—
Lean Hog Futures (b) (e)	(24.00)	4/28/2023	(722,400)	34,739	—
Live Cattle Futures (b) (e)	(26.00)	4/28/2023	(1,750,840)	—	(39,823)
Soybean Futures (a) (e)	(10.00)	5/26/2023	(752,750)	2,849	—
TOTAL SALES CONTRACTS				106,638	(95,510)

TOTAL FUTURES CONTRACTS				$406,094	$(148,427)

NET UNREALIZED DEPRECIATION					$257,667

(a)	Chicago Board of Trade (“CBOT”) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Consolidated Statements of Assets and Liabilities.

(b)	Chicago Mercantile Exchange (“CME”) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Consolidated Statements of Assets and Liabilities.

(c)	ICE Futures U.S., Inc. (“ICE”) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Consolidated Statements of Assets and Liabilities.

(d)	New York Mercantile Exchange (“NYME”) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Consolidated Statements of Assets and Liabilities.

(e)	All or a portion of this investment is a holding of IDX Commodity Subsidiary.

IDX Funds

Notes to the Consolidated Financial Statements

March 31, 2023

INVESTMENT VALUATIONS

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing investments and derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities – Securities traded on a national securities exchange (or reported on the NASDAQ national market), including common stock, ETFs, and options purchased, are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Fixed Income Securities – Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Money Market Funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

IDX Funds

Notes to the Consolidated Financial Statements

March 31, 2023

INVESTMENT VALUATIONS (Continued)

The following table summarizes the IDX Managed-Risk Bitcoin Strategy Fund’s consolidated investments and other financial instruments as of March 31, 2023:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Treasury Notes (b)	$—	$7,655,825	$—	$7,655,825
Short-Term Investments (b)	13,002,587	—	—	13,002,587
Total Investments	$13,002,587	$7,655,825	$—	$20,658,412

(a)	As of and during the period ended March 31, 2023, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)	All money market funds and future contracts held in the Fund are Level 1 securities. All U.S. treasury bills held in the Fund are Level 2 securities. For a detailed break-out of common stock by industry, please refer to the Consolidated Schedule of Investments.

The following table summarizes the IDX Commodity Opportunities Fund’s consolidated investments and other financial instruments as of March 31, 2023:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds (b)	$1,769,810	$—	$—	$1,769,810
Short-Term Investments (b)	11,402,271	—	—	11,402,271
Total Investments	$13,172,081	$—	$—	$13,172,081

Futures Contracts
Unrealized appreciation of open futures contracts	$406,094	$—	$—	$406,094
Unrealized depreciation of open futures contracts	(148,427)	—	—	(148,427)
Total Futures Contracts	257,667	—	—	257,667
Total Other Financial Instruments	$257,667	$—	$—	$257,667

(a)	As of and during the period ended March 31, 2023, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)	All exchange traded funds, money market funds, and future contracts held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Consolidated Schedule of Investments.